HOMES 2025-NQM3 TRUST ABS-15G

Exhibit 99.10 Schedule 1

Loan ID	Seller Loan ID	Marketing ID	Lender Application Date	Originator QM Status	Final QM Status	Originator QM Status Difference than Final QM Status?	Reason Why NonQM Final Status	APR Pricing Threshold Exceeded?	QM DTI Threshold Exceeded?	Higher Priced Mortgage Loan (HPML)?	Negatively Amortizing Loan?	Principal Deferment?	Interest Only Flag?	Prepayment Penalty?	Balloon Flag?	Adjustable Rate Balloon?	Loan Term Less Than 5 Years?	QM Points and Fees Threshold Exceeded?	QM Total Points and Fees	APR	ATR: Qualifying Payment Properly Considered?	ATR: Current Employment/Self-Employment Verified?	ATR: Balloon Qualifying Payment Properly Considered?	ATR: Reasonable Income or Assets Considered?	ATR: Subject PITIA Adequately Documented?	ATR: All Liabilities Including Alimony and Child Support in DTI?	ATR: Simultaneous Loan Calculated Properly	ATR: Credit History was Considered Properly?	ATR: Did Lender Document All ATR Factors?	ATR: Was an ATR/QM Residual Income Analysis Provided?	Residual Income	Residual Income Meets Guidelines?	Borrower 1 Employment Indicator	Borrower 2 Employment Indicator	Borrower 1 Foreign National Indicator	Borrower 2 Foreign National Indicator	Business Purpose Loan?	Business Purpose Verified?
REDACTED		1024551	REDACTED	ATR/QM: Exempt	ATR/QM: Exempt	No	Appendix Q Documentation		No		No	No	Yes	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A					No	No	Yes
REDACTED		1024710	REDACTED	Non-QM: Lender documented all ATR UW factors	ATR/QM: Not Applicable	Yes	Appendix Q Documentation		No		No	No	No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A					No	No	Yes	Present
REDACTED		1024709	REDACTED	ATR/QM: Exempt	ATR/QM: Exempt	No	Appendix Q Documentation		No		No		No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A					No		Yes	Present
REDACTED		1024737	REDACTED	ATR/QM: Exempt	ATR/QM: Exempt	No	Appendix Q Documentation		No		No		No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A					No		Yes	Present
REDACTED		1024730	REDACTED	ATR/QM: Exempt	ATR/QM: Exempt	No	Appendix Q Documentation		No		No		No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A					No		Yes	Present
REDACTED		1024736	REDACTED	ATR/QM: Exempt	ATR/QM: Exempt	No	Appendix Q Documentation		No		No		No	Yes	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A					No		Yes	Present
REDACTED		1024756	REDACTED	ATR/QM: Exempt	ATR/QM: Exempt	No	Appendix Q Documentation		No		No		No	No	No	No	No				N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A					No	No	Yes	Present